Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Cash and Cash Equivalents

	December 31, 2017	December 31, 2016

Cash and bank deposits	53,525	376,029
Savings account	2,115,562	409,333
Financial investments	2,386,090	3,714,226

	4,555,177	4,499,588

Summary of Financial Investments

Financial investments are composed as follows:

	December 31, 2017	December 31, 2016

Investment fund
Repurchase agreements	1,474,509	2,840,760
Bank certificate of deposits—CDB	377,605	363,147

	1,852,114	3,203,907

Bank investments
Repurchase agreements	160,124	26,719
Bank certificate of deposits—CDB	367,988	468,384
Other	5,864	15,216

	533,976	510,319

	2,386,090	3,714,226